PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Contingency [Line Items]
PLAN TERMINATION	PLAN TERMINATION
The Plan Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participants would become 100% vested in their accounts, including Company contributions.